Financial Instruments - Summary of Liquidity and Financial Indebtedness Excluding Lease Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash and cash equivalents	$ 213,283	$ 295,066
Term deposits	264,185	154,868
Loans and borrowings	202,632	188,309
Net cash position	$ 274,836	$ 261,625